Remuneration, etc. - Share-based Variable Remuneration - Senior Managers - Shares Delivered (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remuneration of key personnel
Net charge to income	€ 84.0	€ 88.0	€ 81.0
Amount paid for retirement pension benefit		€ 260.0	€ 20.0
Current senior managers
Remuneration of key personnel
Shares arising from the capital increase of July 2017	66,339
Maximum number of shares to be delivered		648,457
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 66.5	€ 118.7
Net charge to income	€ 6.4	€ 14.5
Executive vice presidents | 2012 variable remuneration
Remuneration of key personnel
Number of shares delivered	0	226,766
Executive vice presidents | 2013 variable remuneration
Remuneration of key personnel
Number of shares delivered	248,963	318,690
Executive vice presidents | 2014 variable remuneration
Remuneration of key personnel
Number of shares delivered	261,109	349,725
Executive vice presidents | Deferred conditional variable remuneration plan and linked to objectives (2016)
Remuneration of key personnel
Number of shares delivered	258,350	0
Retired senior managers
Remuneration of key personnel
Shares arising from the capital increase of July 2017	3,233
Amount paid for retirement pension benefit	€ 0.0	€ 0.0
Capital insured by life and accident insurance	€ 133.3	€ 53.6
Maximum | Current senior managers | 2013 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered	0	323,424
Maximum | Current senior managers | 2014 variable remuneration
Remuneration of key personnel
Maximum number of shares to be delivered	705,075	1,296,424
Maximum | Current senior managers | Performance shares plan ILP (2015)
Remuneration of key personnel
Maximum number of shares to be delivered	515,456	1,050,087
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives (2016)
Remuneration of key personnel
Maximum number of shares to be delivered	1,079,654	1,854,495
Maximum | Current senior managers | Deferred conditional variable remuneration plan and linked to objectives (2017)
Remuneration of key personnel
Maximum number of shares to be delivered	1,434,047	1,779,302
Maximum | Current senior managers | Share Based Variable Remuneration Award Linked To Objectives 2018 [Member]
Remuneration of key personnel
Maximum number of shares to be delivered	2,192,901	0
Minimum | Current senior managers
Remuneration of key personnel
Discretionary pension contribution percentage	15.00%